Business and Non-Current Asset Disposals (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Business and Non-Current Asset Disposals

	Business disposals			Disposal of other non-current assets			Total
	2022	2021	2020	2022	2021	2020	2022	2021	2020
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Continuing operations
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets	344	135	69	91	97	124	435	232	193
- cash and cash equivalents	4	31	7	-	-	-	4	31	7
- inventories, receivables, payables and provisions	10	25	29	-	-	-	10	25	29
- lease liabilities	(4)	(3)	(12)	(26)	(17)	(32)	(30)	(20)	(44)
- deferred tax	(22)	1	(3)	-	-	-	(22)	1	(3)
- retirement benefit obligations	(11)	(1)	(1)	-	-	-	(11)	(1)	(1)
- non-controlling interests	-	-	(6)	-	-	-	-	-	(6)
Net assets disposed	321	188	83	65	80	92	386	268	175
Reclassification of currency translation effects on disposal	(4)	29	13	-	-	-	(4)	29	13
Total	317	217	96	65	80	92	382	297	188
Proceeds from disposals (net of disposal costs)	218	295	77	115	118	128	333	413	205
(Loss)/profit on disposals from continuing operations	(99)	78	(19)	50	38	36	(49)	116	17
Discontinued operations
Profit/(loss) on disposals from discontinued operations (note 3)	1,471	-	(5)	-	3	(3)	1,471	3	(8)
Net cash inflow arising on disposal
Continuing operations
Proceeds from disposals from continuing operations	218	295	77	115	118	128	333	413	205
Less: cash and cash equivalents disposed	(4)	(31)	(7)	-	-	-	(4)	(31)	(7)
Less: deferred proceeds arising on disposal (note 19)	-	(1)	(14)	-	-	-	-	(1)	(14)
Net cash inflow arising on disposal from continuing operations	214	263	56	115	118	128	329	381	184
Discontinued operations
Net cash inflow arising on disposal from discontinued operations	3,498	-	-	-	6	-	3,498	6	-
Total Group net cash inflow arising on disposal	3,712	263	56	115	124	128	3,827	387	184